Other Accounts Payable	6 Months Ended
Jun. 30, 2022
Description Of Accounting Policy For Trade And Other Payables Text Block Abstract
OTHER ACCOUNTS PAYABLE	NOTE 3 – OTHER ACCOUNTS PAYABLE:
	June 30, 2022	December 31, 2021

Employees’ salaries and related liabilities	545	614
Accrued expenses	546	82
Other	23	29
Total	1,114	725